Description of Organization and Business Operations (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Feb. 09, 2026	Feb. 09, 2026	Feb. 06, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering					2,250,000		2,250,000
Sale of units per share	$ 10	$ 10
Transaction costs					$ 14,280,684	$ 14,280,684
Cash underwriting					1,293,750	1,293,750
Underwriters reimbursement				$ 0	2,156,250	2,156,250	$ 2,156,250
Deferred underwriting fees					12,075,000	12,075,000	12,075,000
Other offering costs					$ 911,934	$ 911,934	$ 911,934
Percentage of asset held in trust account					80.00%	80.00%
Business combination, percentage of voting securities					50.00%	50.00%	50.00%
Interest payable					$ 100,000	$ 100,000	$ 100,000
Cash equivalents					229,394	6,081	6,081
Working capital deficit					556,535	673,162	673,162
Working capital loans					$ 1,000,000	$ 1,000,000	$ 1,000,000
Initial public share redemption value per share						$ 10	$ 10
Public shares redemption percentage						100.00%
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 172,500,000
Class B Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001	0.0001
Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.0001	0.0001	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering		17,250,000
Sale of units per share	10	$ 10
Proceeds from issuance initial public offering		$ 172,500,000			$ 3,450,000		$ 3,450,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering		17,250,000
Sale of units per share	$ 10	$ 10
Proceeds from issuance initial public offering		$ 172,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	2,250,000	2,250,000	2,250,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering		2,250,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering		279,465
Sale of units per share					$ 10	$ 10	$ 10
Restricted Class A ordinary shares, which shares shall be subject		768,529
Gross proceeds		$ 2,794,650
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering		279,465
Restricted Class A ordinary shares, which shares shall be subject		768,529
Gross proceeds		$ 2,794,650